SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

        Between January 1 and March 31, 2012, we obtained new borrowings of approximately $94 million and renewed approximately $613 million bank facilities, the due dates of which extend beyond December 31, 2012.

        On April 17, the Company and SkyPower entered into a purchase agreement under which the Company will acquire a majority interest in 16 solar projects representing approximately 190-200MW from SkyPower. Each of these projects was awarded a 20-year power purchase contract by the Ontario Power Authority. Fifteen of these contracts were issued under Ontario's Feed-In-Tariff Program, and one was issued as part of Ontario's Renewable Energy Standard Offer Program. The transaction price is approximately CAD185 million ($185 million), of which $69.8 million will be paid once the closing conditions are met, $69.8 million is due on May 31, 2012, and the remaining amount is to be paid as the solar projects reach certain milestones. In conjunction with the transaction, a five-year warrant will be issued to SkyPower's owners for 9.9% of the Company's outstanding shares on the closing day, with a strike price of $5.00. The Company and SkyPower also agreed to form a 50/50 international joint venture focused on developing solar power plants in select emerging markets.